Accrued expenses	6 Months Ended
Jun. 30, 2023
Accrued expenses
Accrued expenses

8.Accrued expenses

	As of
In CHF thousands	June 30, 2023	December 31, 2022
Accrued expenses	8,818	9,417
Total accrued expenses	8,818	9,417

Accrued expenses consists of accrued R&D costs, accrued payroll expenses and other accrued expenses totaling CHF 8.8 million and CHF 9.4 million as of June 30, 2023 and December 31, 2022, respectively.